Prepaid Expenses and Other Assets, Current (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other assets, current consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Research and development claims receivable	$37,333	$24,711
Prepayments	6,491	10,206
VAT receivable	2,588	3,124
Lease receivables from terminations	1,703	1,237
Other asset	237	—
Lease deposits receivable	648	—
Grant income receivable	140	414
Other receivable	1,811	199
Deferred cost	1,993	3,008
Total prepaid expenses and other current assets	$52,944	$42,899